Unaudited Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unaudited Condensed Consolidated Statements of Cash Flows
Net Loss	€ (105,935)	€ (28,211)
Adjustments for
Depreciation and amortization, impairment and asset disposals	25,146	11,057
Finance (income) costs, net	3,460	3,174
Share-based compensation	7,004	9,642
Income tax (benefit) expense	2,927	(7,542)
Change in operating assets and liabilities
(Increase) decrease in inventories	(40,231)	(33,935)
Decrease in trade and other receivables	61,951	2,432
(Increase) Decrease in other assets	(41,194)	11,121
Increase in other liabilities	101,847	14,403
Increase (Decrease) in contract liabilities	11	(185)
(Decrease) in trade and other payables	(47,237)	(13,405)
Income taxes paid	(372)	(1,158)
Interest received	3,369
Net cash used in operating activities	(29,255)	(32,607)
Expenditure for property, equipment and intangible assets	(5,616)	(1,708)
Proceeds from the sale of property, equipment and intangible assets	813
Investment in fixed income securities	(125,000)
Net cash used in investing activities	(129,803)	(1,708)
Interest paid	(5,714)	(3,045)
Proceeds from borrowings		40,594
Lease payments	(19,844)	(4,572)
Proceeds from exercise of option awards	2,460
Cash settlement of share-based compensation		(66)
Net cash inflow from financing activities	(23,098)	32,911
Net decrease in cash and cash equivalents	(182,155)	(1,404)
Cash and cash equivalents at the beginning of the period	603,593	15,107
Effects of exchange rate changes on cash and cash equivalents	(2,836)	134
Cash and cash equivalents at end of the period	€ 418,601	€ 13,836